     VALOR INVESTMENT
     FUND, INC.

     Financial Statements for the Six Months
     Ended January 31, 2004 and
     Independent Accountants' Review Report

[DELOITTE LOGO]                                           Deloitte & Touche LLP
                                                          Suite 900
                                                          600 Renaissance Center
                                                          Detroit, MI 48243-1895
                                                          USA


                                                          Tel: + 313 396 3000
                                                          Fax: + 313 396 3618
                                                          www.deloitte.com

INDEPENDENT ACCOUNTANTS' REPORT


To the Board of Directors and Shareholders
Valor Investment Fund, Inc.

We have reviewed the accompanying statement of assets and liabilities and schedule of investments in securities of Valor Investment Fund, Inc. (the "Company") as of January 31, 2004, and the related statements of operations, shareholders' investment and changes in net assets for the six months ended. These interim financial statements are the responsibility of the Company's management.

We conducted our reviews in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our reviews, we are not aware of any material modifications that should be made to such financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of net assets for the year ended July 31, 2003, and the related statements of operations and shareholders' investment in securities for the year then ended; and in reports dated September 24, 2003, we expressed an unqualified opinion on those financial statements.



/S/ DELOITTE & TOUCHE LLP

March 25, 2004

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2004
--------------------------------------------------------------------------------


ASSETS:
  Investments in securities-at market value (cost of $13,209,705)        $13,699,261
  Interest receivable                                                        164,926
  Prepaid expenses                                                               884
                                                                         -----------
           Total assets                                                   13,865,071

LIABILITIES--Accrued expenses                                                 15,000
                                                                         -----------
NET ASSETS (equivalent to $15.68 per share based on 883,525 shares of
  common stock outstanding at January 31, 2004)                          $13,850,071
                                                                         ===========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2004
--------------------------------------------------------------------------------


                                                                       PRINCIPAL         AMORTIZED
                                                                          AMOUNT            COST              MARKET
MONEY MARKET FUNDS--One Group Municipal Money
   Market Fund                                                        $1,147,626        $1,147,626        $1,147,626
                                                                      ----------        ----------        ----------
SHORT-TERM MUNICIPAL BONDS--
  Bay County General Obl., 6.500%, May 1, 2004                           500,000           500,000           506,240
                                                                      ----------        ----------        ----------
LONG-TERM MUNICIPAL BONDS:
  Alaska Rev., 5.400%, December 1, 2023                                  100,000           100,458           102,531
  Almont General Obl., 5.000%, May 1, 2023                               100,000           100,000           103,595
  Anchor Bay General Obl., 5.000%, May 1, 2024                           100,000           101,000           103,298
  Avondale School District, 5.800%, May 1, 2015                          140,000           140,000           157,458
  Avondale General Obl., 4.750%, May 1, 2024                             200,000           195,046           202,124
  Berkley City Sch Dist. MI FGIC, 5.625%, January 1, 2015                270,000           268,815           283,784
  Big Rapids MI Public School Dist., 5.00%, May 1, 2019                  150,000           149,992           157,776
  Brandon School District, 5.600%, May 1, 2010                           100,000            99,644           109,946
  Bridgeport Spaulding General Obl., 5.500%, May 1, 2014                 150,000           175,546           167,814
  Brownsburg IN Rev, 5.350%, August 1, 2022                              100,000           105,263           107,075
  Bullock Creek General Obl., 5.500%, May 1, 2022                        100,000           105,829           110,171
  California Gen Oblg, 5.000%, February 1, 2023                          150,000           149,644           149,447
  Cass Cnty MI Sew Disp Sys ONTWA Twp.,5.5%, May 1, 2018                 100,000            98,718           109,808
  Cass Cnty MI Rev., 5.100%, October 1, 2023                             150,000           149,993           156,512
  Cedar Springs Public School District, 5.875%, May 1, 2014              250,000           249,958           256,765
  Cheboygan MI Gen Oblg, 5.400%, November 15, 2015                       100,000            99,278           111,262
  Chicago, Illinois Tax Increment, 5.000%, November 15, 2010             100,000           100,000           108,540
  Clark City NV Gen Oblg, 5.000%, June 1, 2026                           150,000           148,884           154,995
  Clawson City School Dist., 4.900%, May 1, 2013                         200,000           199,361           213,946
  Coopersville MI Gen Oblg, 5.000%, May 1, 2024                          100,000            98,520           101,946
  Desoto Independent School Dist., 4.90%, August 15, 2014                 75,000            75,000            75,140
  Denver West Met Dist Co Gen Oblg, 5.000%, December 1, 2028             105,000           104,475           106,082
  Detroit MI City Sch. Dist., 5.000%, May 1, 2023                        200,000           199,531           208,614
  Detroit MI Rev, 5.000%, July 1, 2022                                   100,000            98,193           103,374
  East Grand Rapids, Mich Public Schools, 5.75%, May 1, 2018             150,000           153,295           174,204
  Essexville Hampton Public Schools, 5.500%, May 1, 2017                 150,000           148,537           167,295
  Eugene Trojan Nuclear Proj Rev OR, 5.900%, September 1, 2009           100,000           100,209           100,367
  Everett WA Rev, 5.000%, July 1, 2027                                   215,000           213,944           220,569
  Flat Rock Cmnty School District, 5.25%, May 1, 2010                    125,000           124,215           127,570
  Flat Rock MI Gen Oblg, 4.450%, May 1, 2023                             200,000           200,000           197,698
  Florida State Board of Education, 6.000%, May 1, 2005                  500,000           500,000           501,720
  Galveston Cnty TX, 5.000%, February 1, 2023                            165,000           165,000           170,346
                                                                      ----------        ----------        ----------
           Total forward                                               4,895,000         4,918,348         5,121,772

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2004
--------------------------------------------------------------------------------


                                                                                     PRINCIPAL     AMORTIZED
                                                                                        AMOUNT       COST            MARKET
           Total forward                                                           $ 4,895,000   $ 4,918,348    $ 5,121,772

  Grand Ledge Public Schools, 6.400%, May 1, 2008                                       50,000        51,154         51,666
  Grand Ledge MI Gen. Obl., 5.375%, May 1, 2024                                        100,000       103,996        104,281
  Greenville Public Schools, 5.000%, May 1, 2014                                       300,000       299,373        322,599
  Grosse Isle General Obligation, 5.200%,   May 1, 2008                                 25,000        24,860         25,331
  Harris Cnty TX Gen Oblg, 4.750%, May 1, 2023                                         150,000       151,483        149,894
  Harris County TX Gen Oblg, 4.875%, September 1, 2024                                 100,000        98,278         99,037
  Hudsonville Public Schools, 6.000%, May 1, 2009                                      100,000       100,000        103,235
  Huron Valley School District MI FGIC, 5.875%, May 1, 2016                            100,000        99,609        112,773
  Huron Valley School District MI, 5.0%, May 1, 2022                                   125,000       123,031        129,878
  Jenison MI Gen. Obl., 5.000%, May 1, 2020                                            200,000       199,148        210,930
  Kalamazoo Water Revenue MI FSA, 5.625%, September 1, 2011                            100,000        99,148        110,875
  Kentucky Rev, 3.100%, July 1, 2010                                                   140,000       140,795        140,451
  Lincoln Consolidated School District, 5.800%, May 1, 2014                            100,000       100,000        103,187
  Lincoln Consolidated School District, 5.800%, May 1, 2014                             15,000        15,000         15,459
  Livingston Cnty MI Gen Oblg, 5.750%, May 1, 2019                                     100,000       106,917        111,880
  Lowell Mich Area Schools, 5.400%, May 1, 2017                                         50,000        50,000         54,488
  Lyon Twp., 5.40%, May 1, 2019                                                        100,000        99,529        108,454
  Marysville Public School District, 5.750%, May 1, 2014                               150,000       149,898        153,266
  Mattawan MI Gen. Obl., 4.750%, May 1, 2017                                           135,000       134,078        141,197
  Michigan Municipal Bond Auth. Rev., 5.400%, November 1, 2016                         100,000        99,564        110,181
  Michigan State Hospital Finance Authority, 5.375%, October 15, 2013                   95,000        95,383         96,773
  Michigan State Hospital Finance Authority, 5.25%, November 1, 2015                   180,000       184,405        206,552
  Michgan Rev, 5.500% November 15, 2021                                                100,000       103,299        102,616
  Michigan State Housing Dev Auth SFMR, 5.600%, December 1, 2009                       155,000       155,000        164,120
  Millington Community School Dist., 5.700%, May 1, 2005                               100,000       100,000        102,056
  Monroe Rev, 4.750%, March 1, 2020                                                    125,000       125,000        124,561
  Mount Pleasant Water Revenue, 6.000%, February 1, 2015                               340,000       340,000        346,800
  New Caney TX Gen Obgl. 5.250%, February 15, 2022                                      90,000        92,619         96,137
  New Haven MI Gen Oblg, 5.000%, May 1, 2024                                           200,000       215,179        206,022
  New Orleans LA Rev, 5.200%, June 1, 2021                                             100,000        99,995        106,335
  New York City NY Gen Oblg, 5.000%, March 15, 2018                                    120,000       119,625        127,492
  Oakland County MI Bldg. Auth., 5.125%, September 1, 2020                             200,000       197,573        211,242
  Oscada MI Gen Oblg, 4.350%, May 1, 2014                                              100,000       105,779        104,211
  Petoskey MI Public School Dist, 4.750%, May 1, 2016                                  125,000       124,844        129,648
  Piedmont, 5.000%, January 1, 2022                                                    110,000       110,000        110,292
  Puerto Rico Rev, 4.600%, Decemeber 1, 2024                                           150,000       150,000        148,013
  Rochester MI Community School Dist, 5.625%, May 1, 2009                               35,000        34,848         40,179
  South Carolina Public SVC Auth Rev, 5.750%, January 1, 2022                          200,000       216,101        218,496
  South Range OH Gen Oblg, 6.150%, Decemeber 1, 2018                                    55,000        56,088         56,387
                                                                                   -----------    ----------    -----------

           Total forward                                                             9,715,000     9,789,947     10,178,766

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2004
--------------------------------------------------------------------------------


                                                                     PRINCIPAL          AMORTIZED
                                                                        AMOUNT            COST              MARKET
           Total forward                                           $ 9,715,000       $ 9,789,947       $10,178,766

  Tecumseh MI Gen Oblg, 5.500%, May 1, 2019                            250,000           250,000           275,133
  Thornapple Kellogg MI Gen Oblg, 5.000%, May 1, 2023                  150,000           150,000           155,174
  Three Rivers MI Gen Oblg, 5.000%, May 1, 2023                        130,000           131,582           134,291
  Washtenaw Cnty MI Higher Education, 5.000%, May 1, 2019              100,000           100,000           105,000
  Wayne Cnty MI Higher Education, 5.350%, July 1, 2015                 150,000           148,897           165,318
  West Ottawa MI Gen Oblg, 5.000%, May 1, 2021                         200,000           200,000           209,402
  Willow Run MI Comm Schools, 5.000%, May 1, 2020                      150,000           149,750           156,848
  Woodhaven Brownstown MI Gen Oblg, 5.000%, May 1, 2022                170,000           166,903           176,752
  Yale MI Public Schools Dist, 5.000%, May 1, 2005                     125,000           125,000           127,388
  Zeeland MI Public Schools 1994, 6.000%, May 1, 2010                  100,000           100,000           103,235
  Zeeland MI Public Schools 1994 SER B, 6.000%, May 1, 2014            250,000           250,000           258,088
                                                                   -----------       -----------       -----------
Total long-term municipal bonds                                     11,490,000        11,562,079        12,045,395
                                                                   -----------       -----------       -----------
           Total forward                                           $13,137,626       $13,209,705       $13,699,261
                                                                   ===========       ===========       ===========

                                                                     (Concluded)


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2004
--------------------------------------------------------------------------------


                                                                         SIX MONTHS
                                                                            ENDED
                                                                         JANUARY 31,
                                                                            2004
INVESTMENT INCOME:
  Interest income                                                         $310,806
  Gain on disposition                                                        9,900
                                                                          --------
          Total investment income                                          320,706

EXPENSES:
  Professional fees                                                         27,828
  Custodian fees                                                             7,011
  Other                                                                      1,781
                                                                          --------

           Total expenses                                                   36,620
                                                                          --------

NET INVESTMENT INCOME (equivalent to $0.32 per share based on
    883,525 shares of common stock outstanding at January 31, 2004)        284,086

UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                      290,559
  End of period                                                            489,557
                                                                          --------

INCREASE IN NET UNREALIZED APPRECIATION OF INVESTMENTS                     198,998
                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $483,084
                                                                          ========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENTS OF SHAREHOLDERS' INVESTMENT (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2004
--------------------------------------------------------------------------------


                                                                                                           NET
                                     COMMON STOCK                                      UNDISTRIBUTED    UNREALIZED
                                 ----------------------                                     NET        APPRECIATION
                                  SHARES                   PAID-IN       RETAINED        INVESTMENT         OF
                                 (NOTE 4)   PAR VALUE      SURPLUS       EARNINGS          INCOME       INVESTMENTS          TOTAL
BALANCE--AUGUST 1, 2003          883,525    $ 883,525     $ 180,944    $ 11,967,524      $ 336,850       $ 290,559     $13,659,402

  Net increase in net assets                                                               284,086         198,998          483,084
    resulting from operations

  Dividends to shareholders                                                               (292,415)                        (292,415)
    ($0.33 per share)
                                 -------    ---------     ---------    ------------      ---------       ---------      -----------
BALANCE-JANUARY 31, 2004         883,525    $ 883,525     $ 180,944    $ 11,967,524      $ 328,521       $ 489,557      $13,850,071
                                 =======    =========     =========    ============      =========       =========      ===========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JANUARY 31, 2004
--------------------------------------------------------------------------------


                                                                        (UNAUDITED)
                                                                        SIX MONTHS
                                                                          ENDED            YEAR ENDED
                                                                         JANUARY 31,          JULY 31,
                                                                           2004               2003
OPERATIONS:
  Net investment income                                               $    284,086       $    724,621
  Increase (decrease) in unrealized appreciation                           198,998           (312,813)
                                                                      ------------       ------------
           Net increase in net assets resulting from operations            483,084            411,808

DIVIDENDS TO SHAREHOLDERS FROM INVESTMENT
   INCOME                                                                  292,415            708,288
                                                                      ------------       ------------

INCREASE (DECREASE) IN NET ASSETS                                          190,669           (296,480)

NET ASSETS:
  Beginning of period                                                   13,659,402         13,955,882
                                                                      ------------       ------------

  End of period                                                       $ 13,850,071       $ 13,659,402
                                                                      ============       ============


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JANUARY 31, 2004
--------------------------------------------------------------------------------


1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America.

      INVESTMENT SECURITIES--Investments are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

      SECURITIES TRANSACTIONS--Securities transactions are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME--Interest income, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES--It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the six months ended January 31, 2004.

      MANAGEMENT AND SERVICE FEES--No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees have been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the six months ended January 31, 2004:


Balance-August 1, 2003                                   $ 13,234,851
  Plus:
    Purchases                                               2,582,961
    Discount accretion net of premium amortization             (2,775)
    Gain on disposition                                         9,900
  Less:
    Redeemed securities                                    (2,615,232)
                                                         ------------

Balance-January 31, 2004                                 $ 13,209,705
                                                         ============


      Approximately $1,805,563 in purchases and $514,900 in sales were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the six months ended January 31, 2004, except as described in Note 1.

4.    COMMON STOCK

      There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at January 31, 2004.

5.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is original issue discount.

      The aggregate cost of securities for federal income tax purposes was $13,203,384 at January 31, 2004. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:

Aggregate gross unrealized depreciation       $ (23,846)
Aggregate gross unrealized appreciation         602,383
                                              ---------
Net unrealized appreciation                   $ 578,537
                                              =========

6.    PER SHARE DATA

      The following are selected per share data based on the weighted average shares outstanding during the six months ended January 31, 2004:

                                                       (UNAUDITED)
                                                       SIX MONTHS        YEAR
                                                          ENDED          ENDED
                                                        JANUARY 31,     JULY 31,
                                                           2004           2003
Investment income                                     $    0.36       $    0.89
Expenses                                                  (0.04)          (0.07)
                                                      ---------       ---------
Net investment income                                      0.32            0.82

Dividends from net investment income                      (0.33)          (0.80)
Increase (decrease) in unrealized appreciation             0.23           (0.36)
                                                      ---------       ---------
Increase (decrease) in net asset value                     0.22           (0.34)
Net asset value--beginning                                15.46           15.80
                                                      ---------       ---------
Net asset value--ending                               $   15.68       $   15.46
                                                      =========       =========

Weighted average shares outstanding during
  six months and year presented                       $ 883,525       $ 883,525
                                                      =========       =========

7.    INTEREST INCOME

      The following details, by state, interest income earned by the Company during the six months ended January 31, 2004:

Alaska                            $   2,688
California                            3,759
New York                              3,013
Florida                              15,000
Illinois                              5,620
Nevada                                3,208
Oregon                                2,886
Texas                                 8,553
Washington                            4,199
Ohio                                   (532)
Louisiana                             3,985
South Carolina                        5,301
Indiana                               2,533
Kentucky                              2,108
Piedmont                              2,124
Puerto Rico                             364
Colorado                              1,318
Michigan *                          244,679
                                  ---------
Total                             $ 310,806
                                  =========


      * Included in the Michigan total is $4,548 interest earned on a tax-exempt money market fund for the six months ended January 31, 2004.


                                  * * * * * *